Note 20 - Inventory - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Raw materials	$ 2,115	$ 1,887	$ 1,968
Total	$ 2,115	$ 1,887	$ 1,968